Intangible assets - Disclosure of detailed information about intangible assets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	€ 44,192	€ 46,289
Acquisitions	0	13
Additional considerations	0	0
Disposals	0	0
Amortizations	(940)	(1,109)
Transfers	0	0
Intangible assets other than goodwill at end of period	43,260	45,193
Monalizumab agreement
Disclosure of detailed information about intangible assets [line items]
Amortizations	(903)
Purchased licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	3,161	5,103
Acquisitions	0	0
Additional considerations	0	0
Disposals	0	0
Amortizations	(940)	(1,039)
Transfers	0	0
Intangible assets other than goodwill at end of period	2,221	4,064
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	29	185
Acquisitions	0	13
Additional considerations	0	0
Disposals	0	0
Amortizations	0	(70)
Transfers	0	0
Intangible assets other than goodwill at end of period	29	128
In progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	41,000	41,000
Acquisitions	0	0
Additional considerations	0	0
Disposals	0	0
Amortizations	0	0
Transfers	0	0
Intangible assets other than goodwill at end of period	€ 41,000	€ 41,000